Document and Entity Information	Oct. 21, 2022
Cover [Abstract]
Entity Registrant Name	HTG MOLECULAR DIAGNOSTICS, INC
Amendment Flag	false
Entity Central Index Key	0001169987
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-37369
Entity Tax Identification Number	86-0912294
Entity Address, Address Line One	3430 E. Global Loop
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85706
City Area Code	(877)
Local Phone Number	289-2615
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	HTGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false